UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of Registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2021

Date of reporting period:  June 1, 2020 – November 30, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND

NORTH SQUARE DYNAMIC SMALL CAP FUND

NORTH SQUARE OAK RIDGE ALL CAP GROWTH FUND

NORTH SQUARE MULTI STRATEGY FUND

NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND

NOVEMBER 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-855-551-5521 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	6
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	42
Supplemental Information	52
Expense Examples	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Oak Ridge Small Cap Growth Fund
FUND PERFORMANCE at November 30, 2020 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2020	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	29.63%	22.28%	10.42%	10.88%	10.28%	01/03/94
Class I2	29.81%	22.60%	10.74%	11.24%	11.94%	12/29/09
After deducting maximum sales charge
Class A1	22.18%	15.25%	9.12%	10.23%	10.03%	01/03/94
Russell 2000 Growth Total Return Index	31.89%	25.95%	13.19%	13.30%	8.31%	01/03/94
Russell 2000 Total Return Index	31.36%	13.59%	10.25%	11.13%	9.02%	01/03/94
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 2.07% and 1.40%, respectively, and for Class I shares were 1.79% and 1.15%, respectively, which were the amounts stated in the current prospectus dated September 30, 2020. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39%, and 1.14% of the average daily net assets of the Fund’s Class A and Class I, shares, respectively. This agreement is in effect until September 30, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Dynamic Small Cap Fund
FUND PERFORMANCE at November 30, 2020 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2020	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	28.60%	12.37%	10.42%	13.48%	13.74%	11/01/08
Russell 2000 Total Return Index	31.36%	13.59%	10.25%	11.13%	12.17%	11/01/08
The Fund acquired all assets and assumed the liabilities of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. The Predecessor Fund commenced operations on September 30, 2015 after the conversion of the Algert Global U.S. Small Cap account (the “Predecessor Account”). As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between May 10, 2019 and September 30, 2015 represent the performance of the Predecessor Fund, and performance results shown prior to September 30, 2015 represent the performance of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 2.23% and 1.15%, respectively, which were the amounts stated in the current prospectus dated September 30, 2020. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge All Cap Growth Fund
FUND PERFORMANCE at November 30, 2020 (Unaudited)

		Average Annual
				Since	Inception
Total Returns as of November 30, 2020	6 Month	1 Year	3 Year	Inception	Date
Class I	22.46%	32.01%	20.69%	18.72%	07/29/16
Russell 3000 Growth Total Return Index	26.18%	35.73%	20.86%	21.16%	07/29/16
The Fund acquired all assets and assumed the liabilities of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for the Class I shares were 1.89% and 0.96%, respectively, which were stated in the current prospectus dated September 30, 2020. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses does not exceed 0.95% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

North Square Multi Strategy Fund
FUND PERFORMANCE at November 30, 2020 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2020	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	19.71%	14.23%	9.68%	10.94%	5.57%	03/01/99
Class I2	19.95%	15.03%	10.06%	11.17%	7.75%	08/10/04
After deducting maximum sales charge
Class A1	12.82%	7.66%	8.39%	10.28%	5.29%	03/01/99
Russell 3000 Total Return Index[3]	22.59%	19.02%	13.95%	14.04%	7.52%	03/01/99
Russell 3000 Growth Total Return Index	26.18%	35.73%	19.11%	17.02%	7.52%	03/01/99
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”)  of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.
[3]	The Russell 3000 Total Return Index has replaced the Russell 3000 Growth Total Return Index as the Fund’s primary benchmark. The Advisor believes the new index better reflects the Fund’s investments.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 2.85% and 2.25%, respectively, and for Class I shares were 2.43% and 1.95%, respectively, which were the amounts stated in the current prospectus dated September 30, 2020. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.20%, and 1.17% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Dividend Growth Fund
FUND PERFORMANCE at November 30, 2020 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2020	6 Month	1 Year	3 Year	5 Year	Inception	Date
Class I	17.63%	12.33%	12.54%	12.97%	12.33%	06/28/13
S&P 500 Total Return Index	19.98%	17.46%	13.17%	13.99%	13.86%	06/28/13
The Fund acquired all assets and assumed the liabilities of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 1.90% and 1.01%, respectively, which were the amounts stated in the current prospectus dated September 30, 2020. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.00% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 94.1%

	CONSUMER DISCRETIONARY – 12.4%
6,728	Burlington Stores, Inc.*	$1,470,337
11,565	Five Below, Inc.*	1,808,766
45,161	frontdoor, inc.*	2,137,922
67,681	National Vision Holdings, Inc.*	2,897,424
39,493	Ollie’s Bargain Outlet Holdings, Inc.*	3,477,753
10,221	Pool Corp.	3,537,590
49,239	YETI Holdings, Inc.*	3,110,428
		18,440,220
	CONSUMER STAPLES – 5.9%
74,344	BJ’s Wholesale Club Holdings, Inc.*	3,047,360
51,172	Grocery Outlet Holding Corp.*	1,976,263
157,198	Nomad Foods Ltd.*[1]	3,796,332
		8,819,955
	FINANCIALS – 2.1%
7,487	Kinsale Capital Group, Inc.	1,798,078
20,255	Palomar Holdings, Inc.*	1,338,855
		3,136,933
	HEALTH CARE – 34.6%
12,025	Acceleron Pharma, Inc.*	1,419,792
5,370	argenx SE – ADR*[1]	1,540,223
31,203	Arrowhead Pharmaceuticals, Inc.*	1,951,124
42,679	AtriCure, Inc.*	1,855,683
27,912	Axonics Modulation Technologies, Inc.*	1,225,058
14,587	Axsome Therapeutics, Inc.*	1,057,412
13,690	Biohaven Pharmaceutical Holding Co Ltd.*[1]	1,217,725
11,131	Blueprint Medicines Corp.*	1,203,038
27,893	CONMED Corp.	2,842,018
23,335	Emergent BioSolutions, Inc.*	1,911,836
64,656	Halozyme Therapeutics, Inc.*	2,528,050
97,277	Heron Therapeutics, Inc.*	1,685,810
19,401	Horizon Therapeutics Plc*[1]	1,366,412
36,525	Insmed Inc.*	1,424,840
18,151	Inspire Medical Systems, Inc.*	3,371,367
5,142	Insulet Corp.*	1,325,145
17,683	LHC Group, Inc. *	3,471,526
11,372	Ligand Pharmaceuticals Inc.*	959,456
4,860	Mesa Laboratories, Inc.	1,320,754
94,931	NeoGenomics, Inc.*	4,516,817
30,321	Omnicell, Inc.*	3,179,157
21,156	OrthoPediatrics Corp.*	968,099
26,474	Oyster Point Pharma, Inc.*	580,575
9,636	Penumbra, Inc.*	2,138,228
29,000	Schrodinger, LLC*	2,017,820
43,265	Travere Therapeutics, Inc.*	992,066
44,600	Veracyte, Inc.*	2,431,146
76,153	Zynex Inc.*	1,063,096
		51,564,273

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS – 15.6%
48,115	The AZEK Co. Inc.*	$1,718,668
62,622	Casella Waste Systems, Inc. – Class A*	3,768,592
45,023	Colfax Corp.*	1,624,430
48,058	Construction Partners, Inc. – Class A*	1,263,925
36,183	Cubic Corp.	2,118,876
19,677	John Bean Technologies Corp.	2,175,489
22,932	Mercury Systems, Inc.*	1,633,217
11,420	RBC Bearings, Inc.*	1,928,153
16,488	Saia, Inc.*	2,877,816
18,601	SiteOne Landscape Supply, Inc.*	2,568,798
17,900	Vicor Corp.*	1,467,084
		23,145,048
	INFORMATION TECHNOLOGY – 22.8%
35,180	Cerence Inc.*	3,192,585
44,311	The Descartes Systems Group Inc.*[1]	2,627,199
33,874	Envestnet, Inc.*	2,718,727
8,166	EPAM Systems, Inc.*	2,632,147
17,555	Euronet Worldwide, Inc.*	2,360,094
8,344	Everbridge, Inc.*	1,059,187
28,393	Five9, Inc.*	4,406,594
72,430	Lattice Semiconductor Corp.*	3,031,196
11,245	Littelfuse, Inc.	2,704,760
52,414	Perficient, Inc.*	2,386,409
71,658	Repay Holdings Corp.*	1,729,108
54,763	Upland Software Inc.*	2,505,407
15,306	WEX Inc.*	2,651,611
		34,005,024
	REAL ESTATE – 0.7%
20,605	Redfin Corp.*	986,774
	TOTAL COMMON STOCKS
	(Cost $87,218,564)	140,098,227

	REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.2%
17,232	CoreSite Realty Corp.	2,160,721
45,200	Terreno Realty Corp.	2,618,888
	TOTAL REITS
	(Cost $3,737,371)	4,779,609

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 2.9%
4,245,981	First American Treasury Obligations Fund – Class X, 0.05%[2]	$4,245,981
	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,245,981)	4,245,981
	TOTAL INVESTMENTS – 100.2%
	(Cost $95,201,916)	149,123,817
	Liabilities in Excess of Other Assets – (0.2)%	(225,994)
	TOTAL NET ASSETS – 100.0%	$148,897,823

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Industry classifications may be different than those used for compliance monitoring purposes.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Health Care	34.6%
Information Technology	22.8%
Industrials	15.6%
Consumer Discretionary	12.4%
Consumer Staples	5.9%
Financials	2.1%
Real Estate	0.7%
Total Common Stocks	94.1%
REITs	3.2%
Short-Term Investment	2.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 92.0%

	COMMUNICATION SERVICES – 4.0%
1,410	Bandwidth Inc. – Class A*	$214,010
2,450	Cogent Communications Holdings, Inc.	142,443
4,112	Eventbrite, Inc. – Class A*	68,958
6,790	Ooma, Inc.*	105,992
4,256	Scholastic Corp.	100,952
4,130	Vonage Holdings Corp.*	53,112
1,060	World Wrestling Entertainment, Inc. – Class A	45,622
		731,089
	CONSUMER DISCRETIONARY – 16.3%
510	Aaron’s Holdings Co., Inc.	32,094
552	America’s Car-Mart, Inc.*	57,684
5,210	Core-Mark Holding Co., Inc.	162,500
2,490	Duluth Holdings, Inc. – Class B*	36,603
1,450	Floor & Decor Holdings, Inc. – Class A*	116,130
920	Fox Factory Holding Corp.*	80,288
1,040	frontdoor, inc.*	49,234
11,070	Green Brick Partners, Inc.*	240,994
310	Helen of Troy Ltd.*[1]	62,617
1,060	LCI Industries	133,327
550	LGI Homes, Inc.*	59,427
9,540	Magnite, Inc.*	181,260
3,270	MarineMax, Inc.*	107,387
3,230	MDC Holdings, Inc.	155,912
1,040	Monarch Casino & Resort, Inc.*	57,429
740	Ollie’s Bargain Outlet Holdings, Inc.*	65,164
2,358	Patrick Industries, Inc.	148,648
2,329	Perdoceo Education Corp.*	26,411
2,590	PetMed Express, Inc.	79,513
2,330	The RealReal Inc.*	32,271
9,370	Red Rock Resorts, Inc. – Class A	203,751
390	Scientific Games Corp.*	14,539
230	Stamps.com, Inc.*	43,116
1,670	Stitch Fix, Inc. – Class A*	67,635
8,900	Veoneer, Inc.*	177,377
1,043	Wingstop Inc.	132,784
300	Winnebago Industries, Inc.	15,879
6,370	WW International, Inc.*	187,979
4,310	YETI Holdings, Inc.*	272,263
		3,000,216
	CONSUMER STAPLES – 4.5%
1,613	Celsius Holdings, Inc.*	52,019
720	Freshpet, Inc.*	98,554
1,080	Lancaster Colony Corp.	182,876
530	Medifast, Inc.	108,194
2,620	MGP Ingredients, Inc.	114,258
2,560	Nu Skin Enterprises, Inc. – Class A	131,866
1,630	The Simply Good Foods Co.*	35,436

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	CONSUMER STAPLES (Continued)
920	USANA Health Sciences, Inc.*	$69,166
690	Weis Markets, Inc.	32,865
		825,234
	ENERGY – 2.8%
4,314	Cactus, Inc. – Class A	100,085
760	Dril-Quip, Inc.*	21,599
9,150	GasLog Ltd.[1]	26,993
7,270	Magnolia Oil & Gas Corp. – Class A*	45,437
2,210	New Fortress Energy, Inc.	95,273
5,560	NexTier Oilfield Solutions, Inc.*	15,568
220	Renewable Energy Group Inc.*	12,778
268	REX American Resources Corp.*	21,038
25,320	RPC, Inc.*	78,492
14,320	WPX Energy, Inc.*	101,958
		519,221
	FINANCIALS – 11.7%
2,580	American Equity Investment Life Holding Co.	67,802
3,165	Bank OZK	88,493
380	Cullen/Frost Bankers, Inc.	31,886
1,769	Customers Bancorp, Inc.*	29,878
2,390	eHealth, Inc.*	181,616
3,162	Encore Capital Group, Inc.*	107,951
1,510	Federated Hermes, Inc.	40,528
5,010	Flagstar Bancorp, Inc.	175,550
530	Goosehead Insurance, Inc. – Class A	65,248
5,690	Great Western Bancorp, Inc.	93,487
2,285	International Bancshares Corp.	74,057
1,230	National Bank Holdings Corp. – Class A	39,581
1,770	OFG Bancorp[1]	29,648
1,410	PRA Group, Inc.*	58,698
780	Primerica, Inc.	101,611
560	ServisFirst Bancshares, Inc.	21,157
2,390	Synovus Financial Corp.	75,452
4,740	TriState Capital Holdings, Inc.*	70,579
6,350	United Community Banks Inc. of Georgia	151,829
2,070	Univest Financial Corp.	37,902
7,570	Unum Group	168,281
2,841	Walker & Dunlop, Inc.	227,308
4,054	Western Alliance Bancorp	207,849
		2,146,391
	HEALTH CARE – 19.2%
1,255	Addus HomeCare Corp.*	124,559
10,693	Adverum Biotechnologies, Inc.*	145,318
12,105	Aeglea BioTherapeutics, Inc.*	103,619
4,290	Agenus Inc.*	15,873
1,030	Alector, Inc.*	13,503
1,990	AnaptysBio, Inc.*	51,322

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE (Continued)
5,110	Antares Pharma, Inc.*	$15,943
2,440	Apellis Pharmaceuticals, Inc.*	115,022
12,974	Ardelyx, Inc.*	81,736
200	Ascendis Pharma A/S – ADR*[1]	33,746
15,130	BioDelivery Sciences International, Inc.*	57,494
920	Biohaven Pharmaceutical Holding Co Ltd.*[1]	81,834
1,550	BioTelemetry, Inc.*	85,885
1,530	Celldex Therapeutics Inc.*	34,425
6,281	Constellation Pharmaceuticals, Inc.*	159,161
2,806	Cytokinetics, Inc.*	47,141
380	Deciphera Pharmaceuticals, Inc.*	23,484
8,547	Eiger BioPharmaceuticals, Inc.*	78,120
2,260	HealthEquity, Inc.*	162,019
2,590	Homology Medicines, Inc.*	25,486
700	Iovance Biotherapeutics, Inc.*	27,167
22,768	IVERIC bio, Inc.*	155,278
1,020	Jazz Pharmaceuticals Plc*[1]	143,524
690	The Joint Corp.*	17,319
3,170	Kiniksa Pharmaceuticals, Ltd. – Class A*[1]	59,152
5,670	Kura Oncology, Inc.*	205,821
1,820	Luminex Corp.	43,189
2,490	Magenta Therapeutics, Inc.*	17,803
1,150	Mersana Therapeutics, Inc.*	29,302
13,160	Molecular Templates, Inc.*	117,782
1,710	Natera, Inc.*	150,942
800	National Research Corp.	41,048
9,582	NextGen Healthcare, Inc.*	169,985
410	Ontrak, Inc.*	20,356
3,960	REGENXBIO, Inc.*	137,966
1,160	Rhythm Pharmaceuticals, Inc.*	35,902
1,160	Rocket Pharmaceuticals, Inc.*	35,914
1,110	Sage Therapeutics, Inc.*	82,240
730	STAAR Surgical Co.*	52,027
1,180	Sutro Biopharma, Inc.*	20,178
2,350	Syndax Pharmaceuticals, Inc.*	54,450
1,640	Tactile Systems Technology, Inc.*	70,700
1,780	Tandem Diabetes Care, Inc.*	167,106
1,240	TG Therapeutics, Inc.*	36,382
2,960	Tilray, Inc. – Class 2*	26,758
400	uniQure NV*[1]	19,232
9,073	Zynex Inc.*	126,659
		3,519,872
	INDUSTRIALS – 15.8%
1,998	AAR Corp.	56,683
680	Advanced Drainage Systems, Inc.	47,430
2,870	AeroVironment, Inc.*	245,069
6,790	Air Lease Corp.	248,310

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)
779	Alamo Group Inc.	$105,726
1,680	Axon Enterprise, Inc.*	211,159
2,020	Encore Wire Corp.	104,373
560	Exponent, Inc.	46,486
6,730	H&E Equipment Services, Inc.	180,902
440	HEICO Corp.	54,375
970	Insperity, Inc.	82,935
5,860	Knoll, Inc.	80,048
350	Lindsay Corp.	40,537
10,060	Marten Transport Ltd.	177,358
4,423	McGrath RentCorp	281,480
1,899	NV5 Global, Inc.*	138,817
620	RBC Bearings, Inc.*	104,681
860	Robert Half International, Inc.	55,195
330	SiteOne Landscape Supply, Inc.*	45,573
2,980	Spirit Airlines, Inc.*	67,437
3,811	Sunrun Inc.*	244,209
895	Systemax Inc.	27,539
1,760	Trex Co, Inc.*	131,683
1,090	UFP Industries, Inc.	58,479
810	Vicor Corp.*	66,388
		2,902,872
	INFORMATION TECHNOLOGY – 13.2%
11,530	8x8, Inc.*	227,948
7,070	A10 Networks Inc.*	56,419
300	Alarm.com Holdings, Inc.*	22,773
480	AppFolio, Inc. – Class A*	78,206
2,660	Avid Technology, Inc.*	32,319
2,190	Axcelis Technologies, Inc.*	59,086
18,030	Box, Inc. – Class A*	336,981
1,920	CEVA, Inc.*	75,418
2,070	Dolby Laboratories, Inc. – Class A	183,091
1,340	DSP Group, Inc.*	22,552
3,589	ePlus, Inc.*	302,589
10,360	Fitbit, Inc. – Class A*	74,385
1,791	Harmonic Inc.*	11,695
5,920	Inseego Corp.*	58,786
3,470	LivePerson, Inc.*	202,717
1,070	Manhattan Associates, Inc.*	109,397
13,800	NeoPhotonics Corp.*	111,228
4,660	nLight, Inc.*	139,893
640	Nutanix, Inc. – Class A*	17,530
3,770	Paysign, Inc.*	18,435
4,100	Perficient, Inc.*	186,673
4,790	Pure Storage, Inc. – Class A*	87,513
		2,415,634

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	MATERIALS – 1.7%
3,840	Boise Cascade Co.	$166,080
4,100	Louisiana-Pacific Corp.	140,343
		306,423
	REAL ESTATE – 1.8%
7,342	Newmark Group, Inc. – Class A	51,541
1,080	RE/MAX Holdings, Inc. – Class A	33,804
11,610	Realogy Holdings Corp.*	142,919
2,310	Redfin Corp.*	110,626
		338,890
	UTILITIES – 1.0%
1,090	American States Water Co.	80,464
3,810	Clearway Energy, Inc. – Class C	111,518
		191,982
	TOTAL COMMON STOCKS
	(Cost $13,685,369)	16,897,824

	REAL ESTATE INVESTMENT TRUSTS (REITS) – 7.0%
14,250	CareTrust REIT, Inc.	276,878
5,030	Easterly Government Properties, Inc.	108,950
6,780	Four Corners Property Trust, Inc.	189,908
6,030	Independence Realty Trust, Inc.	77,666
1,400	Industrial Logistics Properties Trust	30,422
1,300	Innovative Industrial Properties, Inc.	199,758
8,730	Invesco Mortgage Capital, Inc.	28,984
1,840	National Storage Affiliates Trust	62,523
1,490	Physicians Realty Trust	25,851
4,560	QTS Realty Trust, Inc. – Class A	270,910
320	Rexford Industrial Realty, Inc.	15,334
	TOTAL REITS
	(Cost $1,242,447)	1,287,184

	RIGHT – 0.0%
7,920	NewStar Financial, Inc. CVR*[2]	818
	TOTAL RIGHT
	(Cost $0)	818

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 1.1%
195,857	First American Treasury Obligations Fund – Class X, 0.05%[3]	$195,857
	TOTAL SHORT-TERM INVESTMENT
	(Cost $195,857)	195,857
	TOTAL INVESTMENTS – 100.1%
	(Cost $15,123,673)	18,381,683
	Liabilities in Excess of Other Assets – (0.1)%	(13,710)
	TOTAL NET ASSETS – 100.0%	$18,367,973

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.004% of Net Assets. The total value of these securities is $818.
[3]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Industry classifications may be different than those used for compliance monitoring purposes.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Health Care	19.2%
Consumer Discretionary	16.3%
Industrials	15.8%
Information Technology	13.2%
Financials	11.7%
Consumer Staples	4.5%
Communication Services	4.0%
Energy	2.8%
Real Estate	1.8%
Materials	1.7%
Utilities	1.0%
Total Common Stocks	92.0%
REITs	7.0%
Right	0.0%
Short-Term Investment	1.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 95.2%

	COMMUNICATION SERVICES – 13.8%
906	Activision Blizzard, Inc.	$72,009
175	Alphabet Inc. – Class A*	307,020
282	Alphabet Inc. – Class C*	496,529
173	Charter Communications, Inc. – Class A*	112,794
2,652	Facebook, Inc. – Class A*	734,524
369	Netflix Inc.*	181,068
2,175	Pinterest, Inc. – Class A*	152,294
		2,056,238
	CONSUMER DISCRETIONARY – 12.1%
1,050	Alibaba Group Holding Ltd. – ADR*[1]	276,528
306	Amazon.com, Inc.*	969,420
2,732	Ross Stores, Inc.	293,745
1,906	VF Corp.	158,960
1,799	YETI Holdings, Inc.*	113,643
		1,812,296
	CONSUMER STAPLES – 3.5%
1,080	Costco Wholesale Corp.	423,112
1,566	Unilever PLC – ADR[1]	95,620
		518,732
	FINANCIALS – 2.2%
2,344	Intercontinental Exchange, Inc.	247,315
768	Marsh & McLennan Cos, Inc.	88,044
		335,359
	HEALTH CARE – 13.3%
1,293	Abbott Laboratories	139,928
807	Alexion Pharmaceuticals, Inc.*	98,543
2,335	Bristol-Myers Squibb Co.	145,704
1,406	Danaher Corp.	315,830
1,080	Edwards Lifesciences Corp.*	90,601
1,620	Eli Lilly and Co.	235,953
520	Incyte Corp.*	43,961
546	Inspire Medical Systems, Inc.*	101,414
661	LHC Group, Inc.*	129,767
1,404	NeoGenomics, Inc.*	66,802
750	Stryker Corp.	175,050
1,026	UnitedHealth Group Inc.	345,085
409	Vertex Pharmaceuticals Inc.*	93,150
		1,981,788
	INDUSTRIALS – 4.3%
333	Roper Technologies, Inc.	142,191
312	TransDigm Group, Inc.	180,707
944	Verisk Analytics, Inc.	187,205
1,345	Waste Connections, Inc.[1]	139,853
		649,956

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY – 44.1%
512	Adobe, Inc.*	$244,977
1,114	ANSYS, Inc.*	376,599
14,628	Apple Inc.	1,741,463
302	Broadcom Inc.	121,277
1,241	EPAM Systems, Inc.*	400,012
866	Fidelity National Information Services, Inc.	128,523
1,002	Five9, Inc.*	155,510
992	Fortinet, Inc.*	122,244
384	Intuit, Inc.	135,176
550	KLA Corp.	138,583
884	Mastercard Inc. – Class A	297,475
5,578	Microsoft Corp.	1,194,082
514	NVIDIA Corp.	275,535
1,163	PayPal Holdings, Inc.*	249,022
1,374	Qualcomm Inc.	202,212
1,114	salesforce.com, Inc.*	273,821
273	ServiceNow, Inc.*	145,932
1,819	Visa Inc. – Class A	382,627
		6,585,070
	MATERIALS – 1.9%
1,269	Ecolab Inc.	281,908
	TOTAL COMMON STOCKS
	(Cost $7,316,328)	14,221,347

	REAL ESTATE INVESTMENT TRUST (REIT) – 0.9%
198	Equinix, Inc.	138,163
	TOTAL REIT
	(Cost $105,181)	138,163

	SHORT-TERM INVESTMENT – 4.0%
590,912	First American Treasury Obligations Fund – Class X, 0.05%[2]	590,912
	TOTAL SHORT-TERM INVESTMENT
	(Cost $590,912)	590,912
	TOTAL INVESTMENTS – 100.1%
	(Cost $8,012,421)	14,950,422
	Liabilities in Excess of Other Assets – (0.1)%	(18,911)
	TOTAL NET ASSETS – 100.0%	$14,931,511

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Industry classifications may be different than those used for compliance monitoring purposes.

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	44.1%
Communication Services	13.8%
Health Care	13.3%
Consumer Discretionary	12.1%
Industrials	4.3%
Consumer Staples	3.5%
Financials	2.2%
Materials	1.9%
Total Common Stocks	95.2%
REIT	0.9%
Short-Term Investment	4.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	MUTUAL FUNDS – 94.9%
110,391	North Square Advisory Research All Cap Value Fund – Class I1	$1,148,587
1,177,222	North Square Dynamic Small Cap Fund – Class I1	17,354,378
725,126	North Square Oak Ridge All Cap Growth Fund – Class I1	14,422,329
607,164	North Square Oak Ridge Dividend Growth Fund – Class I1	12,428,341
114,251	North Square Strategic Income Fund – Class I1	1,170,787
199,690	Wavelength Interest Rate Neutral Fund	2,192,601
	TOTAL MUTUAL FUNDS
	(Cost $35,232,823)	48,717,023

	SHORT-TERM INVESTMENT – 5.6%
2,893,084	First American Treasury Obligations Fund – Class X, 0.05%[2]	2,893,084
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,893,084)	2,893,084
	TOTAL INVESTMENTS – 100.5%
	(Cost $38,125,907)	51,610,107
	Liabilities in Excess of Other Assets – (0.5)%	(257,678)
	TOTAL NET ASSETS – 100.0%	$51,352,429

[1]	Affiliated company. See Note 11.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Mutual Funds	94.9%
Short-Term Investment	5.6%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 93.0%

	COMMUNICATION SERVICES – 2.8%
6,572	Verizon Communications Inc.	$397,014

	CONSUMER DISCRETIONARY – 12.9%
1,839	The Home Depot, Inc.	510,157
4,006	Target Corp.	719,197
5,674	The TJX Co., Inc.	360,356
2,752	VF Corp.	229,517
		1,819,227
	CONSUMER STAPLES – 2.0%
4,562	Unilever PLC – ADR[1]	278,556

	ENERGY – 2.8%
27,376	Kinder Morgan, Inc. of Delaware	393,667

	FINANCIALS – 13.5%
781	BlackRock, Inc.	545,411
8,012	The Blackstone Group Inc. – Class A	477,115
1,982	CME Group Inc.	346,909
4,477	JPMorgan Chase & Co.	527,749
		1,897,184
	HEALTH CARE – 11.8%
2,965	AbbVie Inc.	310,080
6,581	Bristol-Myers Squibb Co.	410,654
2,994	Eli Lilly and Co.	436,076
1,497	UnitedHealth Group Inc.	503,501
		1,660,311
	INDUSTRIALS – 9.6%
2,509	Stanley Black & Decker Inc.	462,434
3,835	Waste Management, Inc.	456,863
1,896	Watsco, Inc.	431,075
		1,350,372
	INFORMATION TECHNOLOGY – 32.9%
7,460	Apple Inc.	888,113
2,110	Automatic Data Processing, Inc.	366,887
1,411	Broadcom Inc.	566,629
2,937	Fidelity National Information Services, Inc.	435,880
6,517	Intel Corp.	315,097
4,344	Microsoft Corp.	929,920
5,646	Qualcomm Inc.	830,922
2,133	Skyworks Solutions, Inc.	301,116
		4,634,564
	MATERIALS – 4.7%
1,340	Linde PLC[1]	343,603
5,439	Newmont Corp.	319,922
		663,525
	TOTAL COMMON STOCKS
	(Cost $8,619,158)	13,094,420

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2020 (Unaudited)

Number
of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.1%
1,269	American Tower Corp.	$293,393
4,234	Prologis, Inc.	423,611
	TOTAL REITS
	(Cost $705,738)	717,004

	SHORT-TERM INVESTMENT – 2.0%
280,676	First American Treasury Obligations Fund – Class X, 0.05%[2]	280,676
	TOTAL SHORT-TERM INVESTMENT
	(Cost $280,676)	280,676
	TOTAL INVESTMENTS – 100.1%
	(Cost $9,605,572)	14,092,100
	Liabilities in Excess of Other Assets – (0.1)%	(7,328)
	TOTAL NET ASSETS – 100.0%	$14,084,772

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Industry classifications may be different than those used for compliance monitoring purposes.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	32.9%
Financials	13.5%
Consumer Discretionary	12.9%
Health Care	11.8%
Industrials	9.6%
Materials	4.7%
Communication Services	2.8%
Energy	2.8%
Consumer Staples	2.0%
Total Common Stocks	93.0%
REITs	5.1%
Short-Term Investment	2.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2020 (Unaudited)

	North Square		North Square
	Oak Ridge	North Square	Oak Ridge
	Small Cap	Dynamic	All Cap
	Growth Fund	Small Cap Fund	Growth Fund
Assets:
Investments, at cost	$95,201,916	$15,123,673	$8,012,421
Investments, at value	$149,123,817	$18,381,683	$14,950,422
Receivables:
Fund shares sold	39,355	2,669	—
Dividends and interest	7,042	19,690	5,977
Prepaid expenses	52,711	16,354	14,134
Total assets	149,222,925	18,420,396	14,970,533

Liabilities:
Payables:
Fund shares redeemed	70,478	—	—
Accrued expenses:
Due to Advisor (Note 4)	64,766	4,495	3,042
Distribution fees (Note 8)	17,856	—	—
Auditing fees	80,567	17,796	14,840
Due to Trustees	25,764	2,620	1,877
Fund administration fees	20,475	2,862	1,218
Transfer agent fees	20,474	5,997	3,269
Shareholder servicing fees (Note 7)	9,339	10,416	8,573
Chief Compliance Officer fees (Note 4)	637	—	—
Accrued other expenses	14,746	8,237	6,203
Total liabilities	325,102	52,423	39,022

Net Assets	$148,897,823	$18,367,973	$14,931,511

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$75,983,356	$14,680,863	$7,235,968
Total distributable earnings	72,914,467	3,687,110	7,695,543
Net Assets	$148,897,823	$18,367,973	$14,931,511

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$89,485,184	$—	$—
Shares of beneficial interest issued and outstanding	5,719,692	—	—
Redemption price	15.65	—	—
Maximum sales charge (5.75% of offering price)*	0.95	—	—
Maximum offering price to public	$16.60	$—	$—

Class I Shares:
Net assets applicable to shares outstanding	$59,412,639	$18,367,973	$14,931,511
Shares of beneficial interest issued and outstanding	3,371,237	1,245,978	750,727
Redemption price	$17.62	$14.74	$19.89

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2020 (Unaudited)

		North Square
	North Square	Oak Ridge
	Multi Strategy	Dividend
	Fund	Growth Fund
Assets:
Investments, at cost	$4,985,889	$9,605,572
Investments in affiliated issuers, at cost	33,140,018	—
Investments, at value	$5,085,685	$14,092,100
Investments in affiliated issuers, at value	46,524,422	—
Receivables:
Fund shares sold	3,784	—
Dividends and interest	115	12,356
Prepaid expenses	36,714	14,090
Total assets	51,650,720	14,118,546

Liabilities:
Payables:
Fund shares redeemed	23,308	—
Accrued expenses:
Due to Advisor (Note 4)	182,965	3,805
Distribution fees (Note 8)	8,257	—
Auditing fees	32,048	15,385
Due to Trustees	7,326	1,670
Fund administration fees	3,411	2,566
Transfer agent fees	11,100	4,886
Shareholder servicing fees (Note 7)	16,640	—
Chief Compliance Officer fees (Note 4)	1,857	—
Accrued other expenses	11,379	5,462
Total liabilities	298,291	33,774

Net Assets	$51,352,429	$14,084,772

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$38,212,389	$9,349,633
Total distributable earnings	13,140,040	4,735,139
Net Assets	$51,352,429	$14,084,772

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$41,116,097	$—
Shares of beneficial interest issued and outstanding	2,028,368	—
Redemption price	20.27	—
Maximum sales charge (5.75% of offering price)*	1.24	—
Maximum offering price to public	$21.51	$—

Class I Shares:
Net assets applicable to shares outstanding	$10,236,332	$14,084,772
Shares of beneficial interest issued and outstanding	481,472	688,084
Redemption price	$21.26	$20.47

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.˚

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2020 (Unaudited)

	North Square		North Square
	Oak Ridge	North Square	Oak Ridge
	Small Cap	Dynamic	All Cap
	Growth Fund*	Small Cap Fund	Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes
of $0, $0 and $176, respectively)	$212,154	$103,456	$42,420
Interest	1,549	94	209
Total investment income	213,703	103,550	42,629

Expenses:
Advisory fees	583,241	76,680	48,404
Fund administration fees	140,780	16,052	13,656
Distribution fees – Class A (Note 8)	101,824	—	—
Distribution fees – Class C (Note 8)	34,209	—	—
Transfer agent fees and expenses	99,548	11,544	9,390
Shareholder servicing fees – Class A (Note 7)	42,924	—	—
Shareholder servicing fees – Class C (Note 7)	3,775	—	—
Shareholder servicing fees – Class I (Note 7)	20,075	8,316	6,597
Legal fees	27,350	3,378	2,591
Auditing fees	27,132	5,172	4,302
Registration fees	22,848	19,188	9,675
Shareholder reporting fees	18,583	1,836	1,543
Chief Compliance Officer fees	18,216	2,212	1,777
Trustees’ fees and expenses	12,911	1,695	1,362
Insurance fees	10,040	1,244	953
Fund accounting fees	7,838	920	840
Custody fees	4,203	5,911	2,641
Miscellaneous	1,050	105	105
Total expenses	1,176,547	154,253	103,836
Less advisory fees waived & expenses reimbursed
Class A	(156,853)	—	—
Class C	(13,379)	—	—
Class I	(85,045)	(56,272)	(38,145)
Class K	(5,310)	—	—
Net expenses	915,960	97,981	65,691
Net investment income (loss)	(702,257)	5,569	(23,062)

Net Realized and Unrealized Gain:
Net realized gain on:
Investments	15,655,421	1,502,057	182,463
Net realized gain	15,655,421	1,502,057	182,463
Net change in unrealized appreciation/depreciation on:
Investments	20,759,195	2,697,894	2,578,536
Net change in unrealized appreciation/depreciation	20,759,195	2,697,894	2,578,536
Net realized and unrealized gain	36,414,616	4,199,951	2,760,999
Net increase in net assets resulting from operations	$35,712,359	$4,205,520	$2,737,937

*	As of the close of business on October 9, 2020, Class C shares and Class K shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued
For the Period Ended November 30, 2020 (Unaudited)

		North Square
	North Square	Oak Ridge
	Multi Strategy	Dividend
	Fund*	Growth Fund
Investment Income:
Dividends from unaffiliated investments	$30,515	$128,241
Dividends from affiliated regulated investment companies	57,853	—
Interest	551	254
Total investment income	88,919	128,495

Expenses:
Advisory fees	119,770	48,743
Fund administration fees	47,526	12,825
Distribution fees – Class A (Note 8)	47,699	—
Distribution fees – Class C (Note 8)	12,901	—
Transfer agent fees and expenses	34,255	8,829
Shareholder servicing fees – Class A (Note 7)	11,622	—
Shareholder servicing fees – Class C (Note 7)	622	—
Shareholder servicing fees – Class I (Note 7)	2,592	3,623
Legal fees	9,593	2,575
Auditing fees	9,760	4,561
Registration fees	17,208	4,467
Shareholder reporting fees	5,605	1,428
Chief Compliance Officer fees	8,974	1,768
Trustees’ fees and expenses	4,807	1,359
Insurance fees	3,511	894
Fund accounting fees	2,836	767
Custody fees	2,662	2,883
Miscellaneous	201	105
Total expenses	342,144	94,827
Affiliated fund fees waived (Note 4)	(107,710)	—
Less advisory fees waived & expenses reimbursed
Class A	43,094	—
Class C	4,935	—
Class I	—	(29,857)
Net expenses	282,463	64,970
Net investment income (loss)	(193,544)	63,525

Net Realized and Unrealized Gain:
Net realized gain on:
Investments	55,615	265,793
Affiliated issuers	18,998	—
Net realized gain	74,613	265,793
Net change in unrealized appreciation/depreciation on:
Investments	131,468	1,769,023
Affiliated issuers	8,621,542	—
Net change in unrealized appreciation/depreciation	8,753,010	1,769,023
Net realized and unrealized gain	8,827,623	2,034,816
Net increase in net assets resulting from operations	$8,634,079	$2,098,341

*	As of the close of business on October 9, 2020, Class C shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square
	Oak Ridge		North Square
	Small Cap		Dynamic
	Growth Fund*		Small Cap Fund**
	Period Ended		Period Ended
	November 30,		November 30,
	2020	Year Ended	2020	Year Ended
	(Unaudited)	May 31, 2020	(Unaudited)	May 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(702,257)	$(1,790,028)	$5,569	$33,014
Net realized gain (loss) on investments
and foreign currency transactions	15,655,421	17,098,431	1,502,057	(516,330)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	20,759,195	(12,777,330)	2,697,894	935,861
Net increase in net assets resulting from operations	35,712,359	2,531,073	4,205,520	452,545

Distributions to shareholders:
Distributions:
Class A	—	(13,192,375)	—	(24)
Class C	—	(6,840,656)	—	—
Class I	—	(6,578,301)	—	(51,889)
Class K	—	(1,070,578)	—	—
Total	—	(27,681,910)	—	(51,913)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,917,858	8,458,392	—	10,524
Class C	140,654	266,434	—	—
Class I	15,805,160	4,460,414	184,940	599,316
Class K	821,418	2,669,364	—	—
Reinvestment of Distributions:
Class A	—	12,417,644	—	19
Class C	—	6,296,227	—	—
Class I	—	6,393,431	—	51,889
Class K	—	1,070,578	—	—
Cost of shares redeemed:
Class A	(8,510,136)	(45,471,440)	—	(326,032)
Class C	(10,888,219)	(9,677,044)	—	—
Class I	(8,621,462)	(29,407,971)	(1,522,349)	(5,929,127)
Class K	(7,907,186)	(6,861,211)	—	—
Net decrease in net assets
from capital transactions	(16,241,913)	(49,385,182)	(1,337,409)	(5,593,411)
Total increase (decrease) in net assets	19,470,446	(74,536,019)	2,868,111	(5,192,779)

Net Assets:
Beginning of period	129,427,377	203,963,396	15,499,862	20,692,641
End of period	$148,897,823	$129,427,377	$18,367,973	$15,499,862

*	As of the close of business on October 9, 2020, Class C shares and Class K shares converted into Class I shares.
**	As of the close of business on May 29, 2020, Class A shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square
	Oak Ridge		North Square
	Small Cap		Dynamic
	Growth Fund*		Small Cap Fund**
	Period Ended		Period Ended
	November 30,		November 30,
	2020	Year Ended	2020	Year Ended
	(Unaudited)	May 31, 2020	(Unaudited)	May 31, 2020
Capital Share Transactions:
Shares sold:
Class A	216,163	703,797	—	854
Class C	51,042	90,147	—	—
Class I	974,173	323,532	13,762	50,444
Class K	56,114	192,284	—	—
Shares reinvested:
Class A	—	966,624	—	1
Class C	—	2,335,742	—	—
Class I	—	442,887	—	3,839
Class K	—	75,282	—	—
Shares redeemed:
Class A	(625,735)	(3,440,586)	—	(27,419)
Class C	(3,598,192)	(3,183,348)	—	—
Class I	(561,309)	(2,010,794)	(119,779)	(468,649)
Class K	(529,548)	(481,601)	—	—
Net decrease in capital share transactions	(4,017,292)	(3,986,034)	(106,017)	(440,930)

*	As of the close of business on October 9, 2020, Class C shares and Class K shares converted into Class I shares.
**	As of the close of business on May 29, 2020, Class A shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square
	Oak Ridge		North Square
	All Cap Growth Fund		Multi Strategy Fund*
	Period Ended		Period Ended
	November 30,		November 30,
	2020	Year Ended	2020	Year Ended
	(Unaudited)	May 31, 2020	(Unaudited)	May 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(23,062)	$25,176	$(193,544)	$(175,705)
Net realized gain (loss) on investments, affiliated
issuers and foreign currency transactions	182,463	1,058,634	74,613	(53,582)
Capital gain distributions from
regulated investment companies	—	—	—	639,230
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	2,578,536	1,578,824	8,753,010	3,304,450
Net increase in net assets resulting from operations	2,737,937	2,662,634	8,634,079	3,714,393

Distributions to shareholders:
Distributions:
Class A	—	—	—	(2,346,535)
Class C	—	—	—	(449,855)
Class I	—	(600,962)	—	(529,026)
Total	—	(600,962)	—	(3,325,416)

Capital Transactions:
Net proceeds from shares sold:
Class A	—	—	733,940	6,088,259
Class C	—	—	16,997	48,969
Class I	10,803	5,465	3,722,961	610,000
Reinvestment of Distributions:
Class A	—	—	—	2,185,152
Class C	—	—	—	420,421
Class I	—	600,962	—	471,672
Cost of shares redeemed:
Class A	—	—	(1,766,356)	(6,199,393)
Class C	—	—	(4,034,136)	(6,375,487)
Class I	(7,925)	(4,300,030)	(614,774)	(8,688,130)
Net increase (decrease) in net assets
from capital transactions	2,878	(3,693,603)	(1,941,368)	(11,438,537)
Total increase (decrease) in net assets	2,740,815	(1,631,931)	6,692,711	(11,049,560)

Net Assets:
Beginning of period	12,190,696	13,822,627	44,659,718	55,709,278
End of period	$14,931,511	$12,190,696	$51,352,429	$44,659,718

*	As of the close of business on October 9, 2020, Class C shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square
	Oak Ridge		North Square
	All Cap Growth Fund		Multi Strategy Fund*
	Period Ended		Period Ended
	November 30,		November 30,
	2020	Year Ended	2020	Year Ended
	(Unaudited)	May 31, 2020	(Unaudited)	May 31, 2020
Capital Share Transactions:
Shares sold:
Class A	—	—	39,856	356,598
Class C	—	—	1,210	3,361
Class I	567	374	183,018	32,814
Shares reinvested:
Class A	—	—	—	120,071
Class C	—	—	—	28,415
Class I	—	39,187	—	24,882
Shares redeemed:
Class A	—	—	(94,827)	(360,745)
Class C	—	—	(258,716)	(456,848)
Class I	(407)	(280,666)	(31,618)	(461,870)

Net increase (decrease) in
capital share transactions	160	(241,105)	(161,077)	(713,322)

*	As of the close of business on October 9, 2020, Class C shares converted into Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Oak Ridge
	Dividend Growth Fund*
	Period Ended
	November 30,
	2020	Year Ended
	(Unaudited)	May 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$63,525	$174,074
Net realized gain (loss) on investments and foreign currency transactions	265,793	(1,124)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	1,769,023	1,087,604
Net increase in net assets resulting from operations	2,098,341	1,260,554

Distributions to shareholders:
Distributions:
Class A	—	(16,267)
Class I	(51,510)	(200,482)
Total	(51,510)	(216,749)

Capital Transactions:
Net proceeds from shares sold:
Class A	—	258,921
Class I	873,900	497,850
Reinvestment of Distributions:
Class A	—	16,267
Class I	51,510	200,482
Cost of shares redeemed:
Class A	—	(1,238,515)
Class I	(33,153)	(2,553,713)
Net increase (decrease) in net assets from capital transactions	892,257	(2,818,708)
Total increase (decrease) in net assets	2,939,088	(1,774,903)

Net Assets:
Beginning of period	11,145,684	12,920,587
End of period	$14,084,772	$11,145,684

Capital Share Transactions:
Shares sold:
Class A	—	15,122
Class I	49,053	28,103
Shares reinvested:
Class A	—	929
Class I	2,819	11,328
Shares redeemed:
Class A	—	(72,254)
Class I	(1,681)	(140,725)
Net increase (decrease) in capital share transactions	50,191	(157,497)

*	As of the close of business on May 29, 2020, Class A shares converted into Class I shares.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
Six Months Ended		For the Year Ended May 31,
November 30, 2020
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.07	$13.89	$16.85	$34.16	$34.02	$41.23
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.15)	(0.16)[2]	(0.23)[2]	(0.33)[2]	(0.37)
Net realized and unrealized gain (loss)	3.65	0.44	(0.34)	5.69	2.62	(4.54)
Total from investment operations	3.58	0.29	(0.50)	5.46	2.29	(4.91)
Less Distributions:
From net realized gain	—	(2.11)	(2.46)	(22.77)	(2.15)	(2.30)
Total distributions	—	(2.11)	(2.46)	(22.77)	(2.15)	(2.30)
Net asset value, end of period	$15.65	$12.07	$13.89	$16.85	$34.16	$34.02
Total return[3]	29.63%[6]	1.16%	(1.96)%	23.85%	6.82%	(12.00)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$89,485	$73,973	$109,749	$162,714	$242,299	$357,215
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%[7]	2.06%	1.46%[4]	1.40%[4]	1.44%[4]	1.38%
After fees waived and expenses absorbed	1.39%[7]	1.39%	1.38%[4]	1.38%[4,5]	1.39%[4]	1.38%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.46)%[7]	(1.78)%	(1.08)%[2,4]	(0.97)%[2,4]	(1.02)%[2,4]	(1.02)%
After fees waived and expenses absorbed	(1.08)%[7]	(1.11)%	(1.00)%[2,4]	(0.95)%[2,4]	(0.97)%[2,4]	(1.02)%
Portfolio turnover rate	15%[6]	38%	31%	39%	30%	30%

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase.  If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Effective October 5, 2017, the Advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to October 5, 2017, the annual fund operating expense limitation was 1.40%.

[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I5

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
Six Months Ended		For the Year Ended May 31,
November 30, 2020
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.58	$15.35	$18.29	$35.25	$34.92	$42.12
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.13)	(0.13)[2]	(0.19)[2]	(0.22)[2]	(0.25)
Net realized and unrealized gain (loss)	4.10	0.47	(0.35)	6.00	2.70	(4.65)
Total from investment operations	4.04	0.34	(0.48)	5.81	2.48	(4.90)
Less Distributions:
From net realized gain	—	(2.11)	(2.46)	(22.77)	(2.15)	(2.30)
Total distributions	—	(2.11)	(2.46)	(22.77)	(2.15)	(2.30)
Net asset value, end of period	$17.62	$13.58	$15.35	$18.29	$35.25	$34.92
Total return[3]	29.81%[7]	1.41%	(1.67)%	24.19%	7.23%	(11.74)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,413	$40,165	$64,501	$172,935	$1,040,256	$1,657,047
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%[8]	1.78%	1.22%[4]	1.05%[4]	1.09%[4]	1.10%
After fees waived and expenses absorbed	1.14%[8]	1.14%	1.14%[4]	1.06%[4,6]	1.04%[4]	1.04%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.14)%[8]	(1.50)%	(0.84)%[2,4]	(0.63)%[2,4]	(0.67)%[2,4]	(0.75)%
After fees waived and expenses absorbed	(0.77)%[8]	(0.86)%	(0.75)%[2,4]	(0.64)%[2,4]	(0.62)%[2,4]	(0.69)%
Portfolio turnover rate	15%[7]	38%	31%	39%	30%	30%

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
[6]
Effective October 5, 2017, the Advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.14% of average daily net assets of the Fund. Prior to October 5, 2017, the annual fund operating expense limitation was 1.05%.

[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the					For the Period
Six Months Ended		For the Year Ended May 31,				September 30, 2015*
November 30, 2020						through
	(Unaudited)	2020	2019	2018	2017	May 31, 2016
Net asset value, beginning of period	$11.46	$11.54	$15.14	$12.07	$9.98	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	—	0.02	(0.01)	0.00 [2]	(0.03)	0.00 [2]
Net realized and unrealized gain (loss)	3.28	(0.07)	(1.31)	3.11	2.15	0.01
Total from investment operations	3.28	(0.05)	(1.32)	3.11	2.12	0.01
Less Distributions:
From net investment income	—	(0.03)	—	—	—	(0.01)
From net realized gain	—	—	(2.28)	(0.04)	(0.03)	(0.02)
Total distributions	—	(0.03)	(2.28)	(0.04)	(0.03)	(0.03)
Net asset value, end of period	$14.74	$11.46	$11.54	$15.14	$12.07	$9.98
Total return[3]	28.60%[4]	(0.44)%	(8.42)%	25.83%	21.29%	0.16%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,368	$15,500	$20,389	$28,279	$1,167	$799
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.81%[5]	2.23%	2.02%	1.89%	19.89%	36.44%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.59)%[5]	(0.91)%	(0.91)%	(0.71)%	(18.97)%	(35.29)%[5]
After fees waived and expenses absorbed	0.07%[5]	0.17%	(0.04)%	0.03%	(0.22)%	0.00%[5]
Portfolio turnover rate	72%[4]	170%	133%	170%	181%	78%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge All Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended	For the Year Ended May 31,			July 29, 2016*
	November 30, 2020				through
	(Unaudited)	2020	2019	2018	May 31, 2017
Net asset value, beginning of period	$16.24	$13.94	$13.16	$11.03	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.03	0.00 [2]	0.01	0.03
Net realized and unrealized gain	3.68	3.00	0.88	2.12	1.02
Total from investment operations	3.65	3.03	0.88	2.13	1.05
Less Distributions:
From net investment income	—	(0.01)	—	(0.00)[2]	(0.02)
From net realized gain	—	(0.72)	(0.10)	—	—
Total distributions	—	(0.73)	(0.10)	(0.00)[2]	(0.02)
Net asset value, end of period	$19.89	$16.24	$13.94	$13.16	$11.03
Total return[3]	22.46%[4]	22.05%	6.80%	19.31%	10.58%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,932	$12,191	$13,823	$14,285	$281
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[5]	1.88%	2.04%	1.99%	45.40%[5]
After fees waived and expenses absorbed	0.95%[5]	0.95%	0.95%	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88)%[5]	(0.74)%	(1.10)%	(0.96)%	(44.13)%[5]
After fees waived and expenses absorbed	(0.33)%[5]	0.19%	(0.01)%	0.08%	0.32%[5]
Portfolio turnover rate	7%[4]	18%	18%	74%	116%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
Six Months Ended		For the Year Ended May 31,
November 30, 2020
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.93	$16.92	$26.95	$22.81	$19.77	$20.35
Income from Investment Operations:
Net investment income (loss)[1,5]	(0.08)	(0.05)	(0.06)	(0.16)	0.00 [2]	(0.02)
Net realized and unrealized gain (loss)	3.42	1.25	(1.60)	4.30	3.04	(0.56)
Total from investment operations	3.34	1.20	(1.66)	4.14	3.04	(0.58)
Less Distributions:
From net investment income	—	(1.19)	—	—	—	—
From net realized gain	—	—	(8.37)	—	—	—
Total distributions	—	(1.19)	(8.37)	—	—	—
Net asset value, end of period	$20.27	$16.93	$16.92	$26.95	$22.81	$19.77
Total return[3]	19.71%[7]	6.63%	(4.88)%	18.15%	15.38%	(2.85)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,116	$35,278	$33,287	$41,570	$40,399	$39,346
Ratio of expenses to average net assets:
Before fees waived/recovered[4]	1.42%[6,8]	1.80%[6]	0.82%[6]	0.93%[6]	1.63%	1.54%
After fees waived/recovered[4]	1.20%[6,8]	1.20%[6]	1.00%[6]	1.13%[6]	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[4,5]	(1.05)%[8]	(0.86)%	(0.09)%	(0.43)%	(0.43)%	(0.45)%
After fees waived/recovered[4,5]	(0.83)%[8]	(0.26)%	(0.27)%	(0.63)%	0.00%	(0.11)%
Portfolio turnover rate	2%[7]	7%	17%	117%	17%	23%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase.  If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[6]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class I3

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
Six Months Ended		For the Year Ended May 31,
November 30, 2020
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.73	$17.59	$27.53	$23.24	$20.14	$20.72
Income from Investment Operations:
Net investment income (loss)[1,5]	(0.02)	(0.01)	0.02	(0.10)	0.01	(0.02)
Net realized and unrealized gain (loss)	3.55	1.36	(1.59)	4.39	3.09	(0.56)
Total from investment operations	3.53	1.35	(1.57)	4.29	3.10	(0.58)
Less Distributions:
From net investment income	—	(1.21)	—	—	—	—
From net realized gain	—	—	(8.37)	—	—	—
Total distributions	—	(1.21)	(8.37)	—	—	—
Net asset value, end of period	$21.26	$17.73	$17.59	$27.53	$23.24	$20.14
Total return[2]	19.95%[7]	7.17%	(4.23)%	18.46%	15.39%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,236	$5,851	$12,919	$12,434	$13,561	$14,172
Ratio of expenses to average net assets:
Before fees waived/recovered[4]	1.19%[6,8]	1.38%[6]	0.44%[6]	0.72%[6]	1.26%	1.22%
After fees waived/recovered[4]	0.74%[6,8]	0.90%[6]	0.62%[6]	0.88%[6]	1.17%	1.17%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[4,5]	(0.68)%[8]	(0.56)%	0.29%	(0.22)%	(0.06)%	(0.13)%
After fees waived/recovered[4,5]	(0.23)%[8]	(0.08)%	0.10%	(0.38)%	0.03%	(0.08)%
Portfolio turnover rate	2%[7]	7%	17%	117%	17%	23%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Effective September 30, 2015, Class Y shares were re-designated as Class I shares.
[4]	Does not include expenses of investment companies in which the Fund invests.
[5]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[6]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
Six Months Ended		For the Year Ended May 31,
November 30, 2020
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.47	$16.25	$15.65	$13.69	$12.08	$12.84
Income from Investment Operations:
Net investment income[1]	0.09	0.24	0.24	0.24	0.21	0.20
Net realized and unrealized gain (loss)	2.99	1.28	0.82	1.93	1.73	(0.58)
Total from investment operations	3.08	1.52	1.06	2.17	1.94	(0.38)
Less Distributions:
From net investment income	(0.08)	(0.25)	(0.24)	(0.20)	(0.19)	(0.20)
From net realized gain	—	(0.05)	(0.22)	(0.01)	(0.14)	(0.18)
Total distributions	(0.08)	(0.30)	(0.46)	(0.21)	(0.33)	(0.38)
Net asset value, end of period	$20.47	$17.47	$16.25	$15.65	$13.69	$12.08
Total return[2]	17.63%[3]	9.35%	6.94%	15.89%	16.25%	(2.92)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,085	$11,146	$12,014	$10,036	$372	$320
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.46%[4]	1.89%	2.38%	2.93%	36.24%	42.43%
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.52%[4]	0.47%	0.18%	(0.33)%	(33.57)%	(39.73)%
After fees waived and expenses absorbed	0.98%[4]	1.36%	1.56%	1.60%	1.67%	1.70%
Portfolio turnover rate	18%[3]	18%	15%	30%	22%	11%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2020 (Unaudited)

Note 1 – Organization

North Square Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Oak Ridge All Cap Growth Fund (“All Cap Growth” or “All Cap Growth Fund”, f.k.a North Square Oak Ridge Disciplined Growth Fund), North Square Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) and North Square Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, Dynamic Small Cap Fund, All Cap Growth Fund, Multi Strategy Fund, and Dividend Growth Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciated. Effective the close of business on May 10, 2019, the Small Cap Growth Fund acquired all the assets and assumed the liabilities of the Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. Effective the close of business on May 10, 2019, the Dynamic Small Cap Fund acquired all the assets and assumed the liabilities of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The All Cap Growth Fund’s primary investment objective is to seek long-term growth of capital. As of September 4, 2020, the fund name North Square Oak Ridge Disciplined Growth Fund was changed to North Square Oak Ridge All Cap Growth Fund. The investment objective and principal investment strategies and portfolio managers of the Fund were not changed in connection with the name change. Effective the close of business on May 10, 2019, the All Cap Growth Fund acquired all the assets and assumed the liabilities of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. Effective the close of business on May 10, 2019, the Multi Strategy Fund acquired all the assets and assumed the liabilities of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation.  Effective the close of business on May 10, 2019, the Dividend Growth Fund acquired all the assets and assumed the liabilities of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust.

Class A shares of the Dynamic Small Cap Fund and Dividend Growth Fund closed as of the close of business on May 29, 2020, and Class C shares and Class K shares of the Small Cap Growth Fund and Class C shares of the North Square Multi Strategy Fund closed as of the close of business on October 9, 2020, and shareholders of those classes could transfer into Class I shares of their respective Fund (See Note 3).

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon,

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

(b)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(c)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2018-2020 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(d)  Distributions to Shareholders
The Dividend Growth Fund will make distributions of net investment income quarterly. The Small Cap Growth Fund, Dynamic Small Cap Fund, All Cap Growth Fund, and Multi Strategy Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Reorganization Information

Effective upon the close of business on May 29, 2020, the outstanding Class A shares of the Dynamic Small Cap Fund and the Dividend Growth Fund and effective upon the close of business on October 9, 2020, the outstanding Class C shares and Class K shares of the Small Cap Growth Fund and Class C shares of the North Square Multi Strategy Fund were converted into Class I shares of their respective funds, as applicable (the “Class Conversion”) pursuant to the Supplement to the Prospectus dated April 29, 2020 and August 10, 2020, respectively. The Class Conversion was completed based on the share classes’ relative net asset values on the date of conversion, without the imposition of any sales charge or any other charge as detailed below:

	Shares	Net	NAV	Share
Dynamic Small Cap Fund	Outstanding	Assets	per Share	Conversion Ratio
Class A	6,302	$71,729	$11.3825	0.9929
Class I (before conversion)	1,345,847	$15,429,378	$11.4644
Class I (after conversion)	1,351,995	$15,499,862	$11.4644

	Shares	Net	NAV	Share
Dividend Growth Fund	Outstanding	Assets	per Share	Conversion Ratio
Class A	58,551	$1,015,389	$17.3420	0.9925
Class I (before conversion)	629,655	$11,001,753	$17.4727
Class I (after conversion)	637,893	$11,145,684	$17.4727

	Shares	Net	NAV	Share
Small Cap Growth Fund	Outstanding	Assets	per Share	Conversion Ratio
Class C	3,147,304	$9,634,212	$3.0611	0.1852
Class K	107,826	$1,757,464	$16.2991	0.9862
Class I (before conversion)	2,729,370	$45,107,746	$16.5268
Class I (after conversion)	3,416,353	$56,461,383	$16.5268

	Shares	Net	NAV	Share
Multi Strategy Fund	Outstanding	Assets	per Share	Conversion Ratio
Class C	218,468	$3,433,793	$15.7176	0.7701
Class I (before conversion)	319,524	$6,521,801	$20.4110
Class I (after conversion)	487,756	$9,955,594	$20.4110

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended November 30, 2020 are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Investment
Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
Dynamic Small Cap Fund	0.90%
All Cap Growth Fund	0.70%
Multi Strategy Fund	0.00% – 0.50%[1]
Dividend Growth Fund	0.75%

[1]
The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Advisor (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments. For the period ended November 30, 2020, the amount of advisory fees waived due to affiliated investments is reported under “Affiliated fund fees waived” on the Statements of Operations.

The Advisor engages Oak Ridge Investments, LLC (“Oak Ridge”) to manage the Small Cap Growth Fund, All Cap Growth Fund, Multi Strategy Fund and Dividend Growth Fund as a sub-advisor. The Advisor also engages Algert Global LLC (“Algert Global”) to manage the Dynamic Small Cap Fund as a sub-advisor. Each sub-advisor is entitled to receive an annual fee paid solely by the Adviser in the amount of 50% of the investment advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
		Class A	Class C	Class I	Class K
	Agreement Expires	Shares†	Shares†	Shares†	Shares†
Small Cap Growth Fund	September 30, 2021	1.39%	2.14%	1.14%	0.99%
Dynamic Small Cap Fund	September 30, 2029	—	—	1.15%	—
All Cap Growth Fund	September 30, 2029	1.20%	—	0.95%	—
Multi Strategy Fund	September 30, 2029	1.20%	2.10%	1.17%	—
Dividend Growth Fund	September 30, 2029	—	—	1.00%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. The Multi Strategy Fund includes a maximum reimbursement of 0.20% per fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap Growth Fund
	Class A	Class I	Total
May 31, 2021	$12,733	$—	$12,733
May 31, 2022	$115,146	$127,530	$242,676
May 31, 2023	$642,383	$341,572	$983,955
May 31, 2024	$156,853	$85,045	$241,898
	$927,115	$554,147	$1,481,262

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

	Multi Strategy Fund
	Class A	Class I	Total
May 31, 2021	$—	$—	$—
May 31, 2022	$—	$—	$—
May 31, 2023	$45,387	$—	$45,387
May 31, 2024	$—	$—	$—
	$45,387	$—	$45,387

	Dynamic	All Cap	Dividend
	Small	Growth	Growth
	Cap Fund	Fund	Fund
May 31, 2021	$174,858	$134,755	$152,015
May 31, 2022	$221,364	$162,758	$166,469
May 31, 2023	$206,505	$120,773	$119,996
May 31, 2024	$56,272	$38,145	$29,857
	$658,999	$456,431	$468,337

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“GFS”) serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank N.A., serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, transfer agency, fund administration and custody services for the period ended November 30, 2020 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the period ended November 30, 2020, are reported on the Statements of Operations.

Note 5 – Federal Income Taxes

At May 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap	Dynamic	All Cap
	Growth Fund	Small Cap Fund	Growth Fund
Cost of investments	$99,310,321	$15,145,375	$7,846,423
Gross unrealized appreciation	$38,469,951	$2,041,194	$4,412,724
Gross unrealized depreciation	(5,354,667)	(1,649,283)	(44,820)
Net unrealized appreciation on investments	$33,115,284	$391,911	$4,367,904

	Multi Strategy	Dividend
	Fund	Growth Fund
Cost of investments	$40,241,608	$9,311,763
Gross unrealized appreciation	$5,734,317	$2,841,145
Gross unrealized depreciation	(1,116,663)	(116,757)
Net unrealized appreciation on investments	$4,617,654	$2,724,388

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2020, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
Small Cap Growth Fund	$18,512,073	$(18,512,073)
Dynamic Small Cap Fund	$—	$—
All Cap Growth Fund	$124,742	$(124,742)
Multi Strategy Fund	$1,605,923	$(1,605,923)
Dividend Growth Fund	$—	$—

As of May 31, 2020, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap	Dynamic	All Cap
	Growth Fund	Small Cap Fund	Growth Fund
Undistributed ordinary income	$—	$—	$15,967
Undistributed long-term gains	4,719,440	—	573,735
Accumulated earnings	$4,719,440	$—	$589,702
Accumulated capital and other losses	$(632,616)	$(910,321)	$—
Net unrealized appreciation on investments	33,115,284	391,911	4,367,904
Total accumulated earnings	$37,202,108	$(518,410)	$4,957,606

	Multi Strategy	Dividend
	Fund	Growth Fund
Undistributed ordinary income	$—	$—
Undistributed long-term gains	—	—
Accumulated earnings	$—	$—
Accumulated capital and other losses	$(111,693)	$(36,080)
Net unrealized appreciation on investments	4,617,654	2,724,388
Total accumulated earnings	$4,505,961	$2,688,308

The tax character of distributions paid during the period ended November 30, 2020 and fiscal year ended May 31, 2020 were as follows:

	Small Cap		Dynamic		All Cap
	Growth Fund		Small Cap Fund		Growth Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2020	2020	2020	2020	2020	2020
Ordinary income	$—	$—	$—	$51,913	$—	$5,773
Net long-term capital gains	—	27,681,910	—	—	—	595,189
Total distributions paid	$—	$27,681,910	$—	$51,913	$—	$600,962

	Multi Strategy		Dividend
	Fund		Growth Fund
	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2020	2020	2020	2020
Ordinary income	$—	$3,325,416	$51,510	$216,749
Net long-term capital gains	—	—	—	—
Total distributions paid	$—	$3,325,416	$51,510	$216,749

As of May 31, 2020, the Funds did not have any accumulated capital loss carryforwards.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

As of May 31, 2020, the Funds had the following qualified late-year ordinary losses which are deferred until fiscal year 2021 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

	Late Year Losses	Post October Losses
Small Cap Growth Fund	$(632,616)	$—
Dynamic Small Cap Fund	$—	$(910,321)
All Cap Growth Fund	$—	$—
Multi Strategy Fund	$(111,693)	$—
Dividend Growth Fund	$(36,080)	$—

Note 6 – Investment Transactions

For the period ended November 30, 2020, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$20,255,167	$35,040,764
Dynamic Small Cap Fund	$11,789,138	$13,084,978
All Cap Growth Fund	$948,753	$884,733
Multi Strategy Fund	$1,088,482	$2,959,015
Dividend Growth Fund	$2,260,992	$2,171,039

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended November 30, 2020, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the period ended November 30, 2020, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2020, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$140,098,227	$—	$—	$140,098,227
REITs	4,779,609	—	—	4,779,609
Short-Term Investment	4,245,981	—	—	4,245,981
Total	$149,123,817	$—	$—	$149,123,817

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$16,897,824	$—	$—	$16,897,824
REITs	1,287,184	—	—	1,287,184
Right	—	—	818	818
Short-Term Investment	195,857	—	—	195,857
Total	$18,380,865	$—	$818	$18,381,683

All Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$14,221,347	$—	$—	$14,221,347
REIT	138,163	—	—	138,163
Short-Term Investment	590,912	—	—	590,912
Total	$14,950,422	$—	$—	$14,950,422

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$48,717,023	$—	$—	$48,717,023
Short-Term Investment	2,893,084	—	—	2,893,084
Total	$51,610,107	$—	$—	$51,610,107

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$13,094,420	$—	$—	$13,094,420
REITs	717,004	—	—	717,004
Short-Term Investment	280,676	—	—	280,676
Total	$14,092,100	$—	$—	$14,092,100

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Dynamic Small Cap Fund
Beginning balance May 31, 2020	$5,544
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain (loss)	—
Total unrealized appreciation (depreciation)	(4,726)
Net purchases	—
Net sales	—
Balance as of November 30, 2020	$818

Impact to
Valuation from
	Fair Value	Valuation	Unobservable	Input	an increase
	November 30, 2020	Methodologies	Input[1]	Range/Value	in Input[2]
Dynamic			Adjusted by management
Small Cap Fund –		Fair Value	to reflect
Rights	$818	Pricing	current conditions	—	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2020 (Unaudited)

Multi Strategy Fund
					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
Advisory Research All Cap
Value Fund – Class I	$—	$1,000,000	$—	$—	$148,587	$1,148,587	$—	$—

Dynamic Small Cap
Fund – Class I	14,625,699	—	1,250,000	18,998	3,959,681	17,354,378	—	—

All Cap Growth
Fund – Class I	11,777,503	—	—	—	2,644,826	14,422,329	—	—

Dividend Growth
Fund – Class I	10,565,429	45,348	—	—	1,817,564	12,428,341	45,348	—

Strategic Income
Fund – Class I	1,107,398	12,505	—	—	50,884	1,170,787	12,505	—
	$38,076,029	$1,057,853	$1,250,000	$18,998	$8,621,542	$46,524,422	$57,853	$—

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period
Advisory Research All Cap
Value Fund – Class I	—	110,391	—	110,391

Dynamic Small Cap
Fund – Class I	1,275,860	—	(98,638)	1,177,222

All Cap Growth
Fund – Class I	725,126	—	—	725,126

Dividend Growth
Fund – Class I	604,682	2,482	—	607,164

Strategic Income
Fund – Class I	113,000	1,251	—	114,251
				2,734,154

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a regular meeting of the Board of Trustees on December 16, 2020, the Advisor and the Board approved a resolution to acquire the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, and Stadion Trilogy Alternative Return Fund (the “Stadion Funds”). The Stadion Funds will be reorganized into separate funds within the North Square Investments Trust upon receiving the approval by the shareholders of each Stadion Fund.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of the Investment Advisory and Sub-Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on August 6, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment management agreement (the “Management Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of each of its series (each, a “Fund” and collectively, the “Funds”); (ii) the investment sub-advisory agreement between the Adviser and Oak Ridge Investments, LLC (“Oak Ridge Investments”), with respect to North Square Oak Ridge Small Cap Growth Fund, North Square Oak Ridge All Cap Growth Fund (f.k.a. North Square Oak Ridge Disciplined Growth Fund), North Square Oak Ridge Dividend Growth Fund and North Square Multi Strategy Fund; and (iii) the investment sub-advisory agreement between the Adviser and Algert Global LLC (“Algert Global” and collectively with Oak Ridge Investments, the “Sub-Advisers”), with respect to North Square Dynamic Small Cap Fund.  The Adviser and the Sub-Advisers are collectively referred to as the “Advisers.” The investment sub-advisory agreements with the Sub-Advisers are collectively referred to as the “Sub-Advisory Agreements,” and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements, the Board requested and reviewed responses from the Advisors to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses.  In this capacity, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Management Agreement, the Sub-Advisory Agreements, memorandums provided by both legal counsel and independent trustee counsel summarizing the guidelines relevant to the Board’s consideration of the approvals of such Agreements, a memorandum and other information provided in response to a request from the Board from the Adviser (including each of the Advisers’ Form ADV Part 1A, brochures and brochure supplements, a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2020, management fees and expense ratios, composite performance of similar accounts managed by the Adviser, trading and commission information and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund.

The Board considered the Adviser’s 15(c) response and discussed various questions and information with representatives of the Advisers at the Meeting.  The Board also considered the materials and presentations by Fund officers and representatives of the Advisers and Sub-Advisers received at the Meeting concerning the Agreements.  The Board also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including performance, management fee and other expense information and discussions with the Funds’ portfolio managers.  Based on its evaluation of this information, the Board, which is comprised solely of Independent Trustees, approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Trustees were also separately assisted by independent legal counsel, from whom they received separate legal advice and with whom they met separately. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board noted the non-investment advisory services being provided by the Adviser is consistent with the terms of the Management Agreements, including the supervision and coordination of the Funds’ services providers and the provision of related administrative and other services. The Board considered each Adviser’s reputation, organizational structure, resources and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Funds. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board also considered the compliance programs and compliance records of the Advisers. The Board noted the Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

With respect to the Adviser, the Board considered the Funds’ ongoing operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Advisers. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend subadvisers, and its ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement.

With respect to the Sub-Advisers, which provide certain day-to-day portfolio management services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-Adviser’s method for compensating the portfolio managers. Moreover, the Board considered that the Adviser oversees potential conflicts of interest between each Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio managers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided by the Adviser and the Sub-Advisers, taken as a whole, remain appropriate and consistent with the terms of the Management Agreement and the Sub-Advisory Agreements.  In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund over different time periods presented in the materials.  The Board noted that performance for certain longer time periods were the performance of Predecessor Funds that had similar investment objectives that were managed by the same Sub-Advisers prior to joining the Trust.

The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Morningstar Inc. (“Morningstar”), an independent provider of investment company data, comparing the investment performance of each Fund to its respective benchmark index, and to a universe of peer funds as determined by Morningstar (the “Universe”) and a more focused peer group of funds selected from the Universe by Morningstar (the “Peer Group”). The Board received a description of the methodology used by Morningstar to select the funds in each Fund’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology. For details regarding each Fund’s performance for various periods ended June 30, 2020, see the Fund-by-Fund synopsis below.

The Board received information concerning, and discussed factors contributing to, the performance of the Funds relative to their respective benchmarks and Universes for the relevant periods. The Board took note of the explanations for any relative underperformance of a Fund during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Advisers continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Management Fees and Expenses

The Board reviewed and considered the management fee rate of each Fund that is being paid to the Adviser under the Management Agreement and each Fund’s total net expense ratio. The Board noted that each Fund’s total net expense ratio was as a result of the Adviser’s contractual agreement to limit the Funds’ total operating expenses to specified levels for a period of at least one year (at least ten years for certain Funds) from the date of the initial prospectus.  The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to each Sub-Adviser for sub-advisory services. The Board reviewed information from Morningstar comparing each Fund’s management fee rate and total expense ratio relative to a group of its peer funds as determined by Morningstar.  The peer group for expense comparison was prepared and determined at a different time and differs in part from the performance peer group. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar assisted the Board in evaluating the reasonableness of each Fund’s fees and total expense ratio. For details regarding each Fund’s expenses, see the Fund-by-Fund synopsis below.

The Board also received and considered information about the portion of the management fee that is being retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Advisers, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser from providing services to the Funds. The Adviser reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. The Board noted that the levels of profitability reported on a Fund-by-Fund basis may be affected by numerous factors including, among other things, the size, type and age of the Fund and fee waivers and expense reimbursements by the Adviser. The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on its review, the Board did not deem the profits reported by the Advisers from services being provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board received and considered information about the potential for the Adviser to experience economies of scale in the provision of management services to each Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits may be shared with shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board considered that in addition to management fee breakpoints, the Adviser may share potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than subadvisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Fund-by-Fund Factors

North Square Oak Ridge Small Cap Growth Fund

•
The Board noted that the Fund’s performance was below the median performance of the Peer Group for the 3-, 5-, 7- and 10-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 3-year period and below its benchmark for the 1-, 5- and 10-year periods.

•	The Board noted that the Fund’s management fee rate was equal to the median rate of the Peer Group. The Board noted that the Fund’s total net expense ratio was below the median rate of the Peer Group.

North Square Oak Ridge All Cap Growth Fund

•
The Board noted that the Fund’s performance was above the median performance of the Peer Group for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods.

•	The Board noted that the Fund’s management fee rate was above the median rate of the Peer Group. The Board noted that the Fund’s total net expense ratio was above the median rate of the Peer Group.

North Square Oak Ridge Dividend Growth Fund

•
The Board noted that the Fund’s performance was above the median performance of the Peer Group for the 3-, 5- and 7-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 3-year period and below its benchmark for the 1- and 5-year periods.

•	The Board noted that the Fund’s management fee rate was above the median rate of the Peer Group. The Board noted that the Fund’s total net expense ratio was above the median rate of the Peer Group.

North Square Multi Strategy Fund

•
The Board noted that the Fund’s performance was above the median performance of the Peer Group for the  3-, 5-, 7- and 10-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3-, 5- and 10-year periods.

•
The Board noted that the Fund’s management fee rate was below the median rate of the Peer Group. The Board noted that the Fund’s total net expense ratio was above the median rate of the Peer Group. The Board considered that the Adviser does not receive management fees from the Fund with respect to assets that are invested in underlying funds advised by the Adviser.

North Square Dynamic Small Cap Fund

•
The Board noted that the Fund’s performance was above the median performance of the Peer Group for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3-, 5- and 10-year periods.

•	The Board noted that the Fund’s management fee rate was above the median rate of the Peer Group. The Board noted that the Fund’s total net expense ratio was above the median rate of the Peer Group.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Agreements.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Trustees and Officers Information
Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Funds’ website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Independent Trustees
David B. Boon	Trustee	08/2018 to present	Chief Financial Officer and Managing	9	None
(1960)			Director, Eagle Capital Management, LLC
(since 2018); Chief Financial Officer and
Partner, Cedar Capital, LLC (2013 – 2018).
Donald J. Herrema	Chairman of the	08/2018 to present	Vice Chair and Chief Investment Officer,	9	Chairman and Director
(1952)	Board and Trustee		Independent Life Insurance Company		Emeritus, TD Funds
			(since 2018); Financial Services Executive,		USA (2009 – 2019);
			Advisor and Founder of BlackSterling		Director, Abel Noser
			Partners, LLC (private investments and		Holdings, LLC (since
			advisory firm) (since 2004); Executive Vice		2016); Member, USC
			Chairman and Senior Advisor at Kennedy		Marshall Business School
			Wilson (real estate investment company)		Board (since 2010);
			(2009 – 2016).		President and Trustee,
Christ Church
(2008 – 2016); Director,
Lepercq de Neuflize
(2009 – 2016); Chairman
and Trustee Emeritus
(since 2014), Director,
FEG Investment Advisors
(since 2017); Director,
Independent Life
Insurance Company
(since 2018).
Catherine A. Zaharis	Trustee	08/2018 to present	Professor of Practice (since 2019), Director,	9	Director, The
(1960)			Professional/Employer Development,		Vantagepoint Funds
			Finance Department (2015 – 2019), Adjunct		(2015 – 2016).
Lecturer (2010 – 2019), and Business Director,
MBA Finance Career Academy (2008 – 2015),
University of Iowa, Tippie College of Business;
Chair (2013 – 2016), Director (1999 – 2016),
and Investment Committee Member (1999 –
2013) and Chair (2003 – 2013),
University of Iowa Foundation.
Interested Trustees[d]
Mark D. Goodwin	Trustee and	08/2018 to present	Chief Executive Officer, North Square	9	None
(1964)	President		Investments LLC (since July 2018); President
and Chief Operating Officer (2015 – July 2018)
and Executive Vice President (2014 – 2015),
Oak Ridge Investments, LLC.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Officers of the Trust:
Alan E. Molotsky	Treasurer	08/2018 to present	Chief Financial Officer, Chief Compliance Officer,	N/A	N/A
(1956)	and		General Counsel and Senior Managing Director,
	Secretary		North Square Investments, LLC (since July 2018);
Chief Financial Officer, Chief Compliance Officer,
General Counsel and Executive Vice President,
Oak Ridge Investments LLC (2004 – July 2018).
David J. Gaspar	Vice	08/2018 to present	Chief Operations and Information Officer and	N/A	N/A
(1954)	President		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Operations Officer, Chief Information Officer,
Chief Information Security Officer and Executive
Vice President, Oak Ridge Investments, LLC
(2000 – July 2018).
Douglas N. Tyre	Chief	09/2018 to present	Assistant Compliance Director, Cipperman	N/A	N/A
(1980)	Compliance		Compliance Services, LLC (since 2014).
Officer

a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the nine portfolios that currently comprise the Trust, which consists of the five Funds, the North Square Advisory Research All Cap Value Fund, the North Square Strategic Income Fund, the North Square Altrinsic International Equity Fund, and the North Square McKee Bond Fund.

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the North Square Investments Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the funds within the Trust (the “Funds”). The Program seeks to assess and manage each Funds’ liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that each Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Funds’ investment adviser as the administrator for the Program (the “Trust Program Administrator”).

At its meeting on December 16, 2020, the Board received and reviewed a written report (the “Report”) from the Trust’s Vice President, on behalf of the Trust Program Administrator, concerning the operation of the Program for the period from the Program’s inception on June 1, 2019 through September 30, 2020 (the “Period”).  The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following: (1) the periodic assessment (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

The Report summarized the operation of the Program and the information and factors considered by the Trust Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. The Report considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Trust Program Administrator.  The Report stated that the Funds have retained ICE Data Services, a third-party vendor, to provide a liquidity risk classification specified by the Rule.  The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments.  Thus, the Trust Program Administrator concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall. There were no material changes to the Program during the Period.

Based on its review, the Report of the Trust Program Administrator concluded that the Program is reasonably designed to assess and manage liquidity risk and has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to each Funds’ liquidity developments.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2020 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2020 to November 30, 2020.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Small Cap Growth Fund		6/1/20	11/30/20	6/1/20 – 11/30/20
Class A	Actual Performance	$1,000.00	$1,296.30	$8.00
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$7.03
Class I	Actual Performance	$1,000.00	$1,298.10	$6.57
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.35	$5.77

*
Expenses are equal to the Fund’s annualized expense ratios of 1.39%, and 1.14% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dynamic Small Cap Fund		6/1/20	11/30/20	6/1/20 – 11/30/20
Class I	Actual Performance	$1,000.00	$1,286.00	$6.59
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$5.82

*
Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2020 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
All Cap Growth Fund		6/1/20	11/30/20	6/1/20 – 11/30/20
Class I	Actual Performance	$1,000.00	$1,224.60	$5.30
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.31	$4.81

*
Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Multi Strategy Fund		6/1/20	11/30/20	6/1/20 – 11/30/20
Class A	Actual Performance	$1,000.00	$1,197.10	$6.61
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$6.07
Class I	Actual Performance	$1,000.00	$1,199.50	$4.08
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.36	$3.75

*
Expenses are equal to the Fund’s annualized expense ratios of 1.20% and 0.74% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dividend Growth Fund		6/1/20	11/30/20	6/1/20 – 11/30/20
Class I	Actual Performance	$1,000.00	$1,176.30	$5.46
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds

Advisor
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor	Sub-Advisor
Algert Global LLC	Oak Ridge Investments, LLC
101 California Street, Suite 4225	10 South La Salle Street, Suite 1900
San Francisco, California 94111	Chicago, Illinois 60603

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Oak Ridge Small Cap Growth Fund	Class A	ORIGX	66263L 304
North Square Oak Ridge Small Cap Growth Fund	Class I	ORIYX	66263L 858
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L 825
North Square Oak Ridge All Cap Growth Fund	Class I	ODGIX	66263L 601
North Square Multi Strategy Fund	Class A	ORILX	66263L 700
North Square Multi Strategy Fund	Class I	PORYX	66263L 833
North Square Oak Ridge Dividend Growth Fund	Class I	ORDNX	66263L 882

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ also make the first and third quarter holdings available on their website, www.northsquareinvest.com, and, upon request, by calling (855) 551-5521.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      February 5, 2021

By:           /s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:      February 5, 2021